Shares Held by ESOP (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Allocated	330,621	303,074
Committed to be allocated	48,638	48,638
Unallocated	313,249	361,887
Total shares	692,508	713,599
Fair value of unallocated shares	$ 4,605	$ 5,573